Lease - Incremental borrowing rates (Details)	Jun. 30, 2023	Jun. 30, 2022
Minimum | South Africa
Leases
Incremental borrowing rates for leases	9.33%	4.96%
Minimum | North America
Leases
Incremental borrowing rates for leases	6.33%	1.46%
Minimum | Eurasia
Leases
Incremental borrowing rates for leases	2.33%	1.12%
Maximum | South Africa
Leases
Incremental borrowing rates for leases	16.91%	14.38%
Maximum | North America
Leases
Incremental borrowing rates for leases	8.86%	5.77%
Maximum | Eurasia
Leases
Incremental borrowing rates for leases	11.73%	4.73%